The table below provides other characteristics of these plans: (Details)	12 Months Ended
Dec. 31, 2021
P P S P R [Member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.
New enrollments	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.
Parity contributions made by participants and the Company to the plans	i) normal contributions that covers expected cost of the plans in the long term; and
Terms of Financial Commitment	Financial obligations with a principal amounting to US$508 at 12/31/2021.
P P S P R Pre 70 [Member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.
New enrollments	Closed
Parity contributions made by participants and the Company to the plans	normal contributions that covers expected cost of the plans in the long term.
Terms of Financial Commitment	Financial obligations with a principal amounting to US$893 at 12/31/2021.
P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments
New enrollments	Closed
Parity contributions made by participants and the Company to the plans	i) normal contributions that covers expected cost of the plans in the long term; and
Terms of Financial Commitment	Financial obligations settled early in 2021.
P P S P N R Pre 70 [Member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.
New enrollments	Closed
Indexation of Retirement payments by the plan	Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.
Parity contributions made by participants and the Company to the plans	normal contributions that covers expected cost of the plans in the long term.
Terms of Financial Commitment	Financial obligations with a principal amounting to US$519 at 12/31/2021.
P P 2 [Member]
IfrsStatementLineItems [Line Items]
Modality	Variable Contribution (defined benefit and defined contribution portions)
Participants of the plan	This Plan was established in 2007, also covering employees and former employees that moved from other existing plans.
New enrollments	Open
Retirement payments	Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.
Indexation of Retirement payments by the plan	Lifetime monthly payments: based on the Nationwide Consumer Price Index
Parity contributions made by participants and the Company to the plans	i) normal contributions that covers expected cost of the plans in the long term; and
P P 3 [Member]
IfrsStatementLineItems [Line Items]
Modality	Defined Contribution
Participants of the plan	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed
Retirement payments	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	Regular contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts